Income Tax - Deferred tax assets and liabilities (Details 4) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Income Tax - Deferred Tax Assets And Liabilities Details 4
Deferred income tax assets
Deferred income tax liabilities		(2,000)
Total income tax assets and liabilities		$ (2,000)